INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Indefinite-Lived Intangible Assets [Line Items]
Amortization expense	$ 709,698	$ 593,117
Currency translation differences	245	2,259
Other Intangible Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Currency translation differences	$ 1,093	$ 8,645